Income Taxes and Distributions (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 7,612	$ 1,388	$ 364
Deferred Tax Assets	(1,419)	2,695	1,334
Assets with built-in gains	40
NOL Carryforwards	96,253
Unrecognized Tax Benefits	6,098	6,098	0
Expensed tax interest	299
Expensed tax penalties	815
Percentage of taxable income to be distributed to stockholders for federal tax purposes	90.00%
Percentage of capital gains on taxable income distributed to stockholders	100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income	4.00%
International [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	596
Canada [Member]
Operating Loss Carryforwards [Line Items]
NOL Carryforwards	32,061
Genesis Acquisition [Member]
Operating Loss Carryforwards [Line Items]
Expensed tax interest	221
Expensed tax penalties	638
Excluding interest and penalties [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 5,916